Note 4 - Discontinued Operations (Details Textual) $ in Thousands		1 Months Ended		12 Months Ended
	Jun. 01, 2015 USD ($)	Jul. 31, 2014 USD ($)	Apr. 30, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016
Number of Businesses Discontinued					3
Stockholders' Equity Note, Spinoff Transaction	$ (138,396)			$ (138,396)
REO Rental Segment [Member]
Proceeds from Divestiture of Businesses			$ 1,500
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax			(1,601)
Discontinued Operation, Tax Effect of Gain (Loss) from Disposal of Discontinued Operation			(773)
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax			$ (828)
US Based Commercial Real Estate Consulting [Member]
Proceeds from Divestiture of Businesses		$ 12,100
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		6,607
Discontinued Operation, Tax Effect of Gain (Loss) from Disposal of Discontinued Operation		3,023
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax		$ 3,584
Conversion from Old FSV Shares to First Service Shares [Member]
Spin off Arrangement Stock Conversion Ratio	1